RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS

Note 14 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Feng Xie	Founder and controlling shareholder of the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

(a)	The Company entered into the following related party transactions:

The Company invested in companies engaged in mobile game development and required the royalty right of the games from such investees to distribute on third-party platforms. The Company typically pays one-time royalties, continues to share profits, and/or pays customized design fees to such investees.

	For the years ended June 30,
	2024	2023
Royalty fee and service from related parties
Wuhan Huiyu	$450,761	$524,211
Shanghai Dongying	2,860,905	-
Mobile Motion	1,951,176	34,880
Total	$5,262,842	$599,091

1)

The Company entered into an exclusive game agency agreement with Wuhan Huiyu in January 2020. The exclusive agency term is eight years from the date of launching the game. Pursuant to the exclusive game agency agreement, the Company shares 15% to 18% of gross profit generated by the game with Wuhan Huiyu on a monthly basis. The Company recorded $450,761 and $524,211 of profit-sharing expenses for the years ended June 30, 2024 and 2023, respectively.

2)

The Company entered into a technology development agreement with Shanghai Dongying in January 2021 to customize design the game. During the year ended June 30, 2024, the Company entered supplementary agreement with Shanghai Dongying regarding the profit-sharing policy. Pursuant to supplementary agreement, the Company shares 25% of operating income of the game generated by the game with Shanghai Dongying on a monthly basis. The Company recorded $2,860,905 and nil of profit-sharing expenses for the years ended June 30, 2024 and 2023, respectively.

3)	The Company entered into an exclusive game agency agreement with Mobile Motion in January 2021. The exclusive agency term is eight years from the date of launching the game. The Company paid an initial royalty fee of approximately $300,000 (RMB1.9 million). The Company recorded $33,567 and $34,880 of amortization of royalty fees for the years ended June 30, 2024 and 2023, respectively. The Company record $1,917,609 and nil of customized design fees for the years ended June 30, 2024 and 2023.

(b)	The Company had the following significant related party balances:

Advanced to Suppliers — related parties

As of June 30, 2024 and 2023, advanced to suppliers - related parties, consisted as following:

	As of June 30,
	2024	2023
Shanghai Dongying	$320,488	$2,513,370
Mobile Motion	873,717	1,206,219
Total	$1,194,205	$3,719,589

Due to related party

As of June 30, 2024 and 2023, the Company had a due to related party balance of $107,361 and nil , respectively, to Feng Xie. The advances were due on demand and without interest.

Golden Star Acquisition Corporation [Member]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 17, 2021, the Company issued 2,875,000 founder shares to the Sponsor (“Founder Shares”) for $25,000. On December 14, 2022, the Sponsor surrendered 1,150,000 shares for no consideration. All share amounts and related information have been retroactively restated to reflect the share surrender. As a result of such share surrender, the Sponsor of the Company held 1,725,000 Founder Shares as of December 31, 2022, which include an aggregate of up to 225,000 Ordinary Shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part.

Since the underwriters exercised the over-allotment in full at the closing of the IPO on May 4, 2023, no Founder Shares are subject to forfeiture.

Administrative Services Agreement

The Company entered into an administrative services agreement, commencing on May 1, 2023, through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay to the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. For the nine months ended September 30, 2024 and 2023, and there was $90,000 and $49,032 for the administrative service fee. As of September 30, 2024 and December 31, 2023, the total balance related to the administrative service was $169,032 and $79,032, respectively, which was included in accrued liabilities.

Promissory Note — Sponsor

On August 11, 2021, the Company issued an unsecured promissory note to the Sponsor which was later amended on January 12, 2022 and January 4, 2023. Pursuant to the promissory note and its amendments (the “Promissory Note”), the Company may borrow up to an aggregate principal amount of $500,000, which is non-interest bearing and payable on the earlier of (i) December 31, 2023 or (ii) the consummation of the IPO. On April 6, 2023, the Company transferred all of the cash balance of $181,573 in the escrow account to the Sponsor, which was deemed to be a partial repayment of the principal owed under the Promissory Note. On May 4, 2023, the remaining balance was fully repaid upon the consummation of the IPO.

On July 28, 2023, the Company issued an unsecured promissory note to the Sponsor. Pursuant to the promissory note (the “Second Promissory Note”), the Company may borrow up to an aggregate principal amount of $500,000, which is non-interest bearing and payable upon the consummation of the Company’s initial Business Combination. On April 1, 2024, the Second Promissory Note was amended with increased aggregate principal amount up to $1,000,000 (the “Amended Second Promissory Note”). The Second Promissory Note and its amendment have no conversion feature, and no collateral. The Sponsor waives any and all right, title, interest or claim of any kind in or to any distribution of or from the Trust Account, and agrees not to seek resources, reimbursement, payment or satisfaction for any claim against the Trust Account for any reason whatsoever. As of September 30, 2024 and December 31, 2023, the Company had borrowed an aggregate amount of $928,204 and nil , respectively, under the Second Promissory Note and its amendment.

Due to Sponsor

As of September 30, 2024 and December 31, 2023, the Sponsor paid operating expenses on behalf of the Company in the amount of $850,992 and $328,821, respectively. The payments made by the Sponsor were not considered as a drawdown of the Amended Second Promissory Note.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 17, 2021, the Company issued 2,875,000 founder shares to the Sponsor (“Founder Shares”) for $25,000. On December 14, 2022, the Sponsor surrendered 1,150,000 shares for no consideration. All share amounts and related information have been retroactively restated to reflect the share surrender (see Note 8). As a result of such share surrender, the Sponsor of the Company held 1,725,000 Founder Shares as of December 31, 2022, which include an aggregate of up to 225,000 Ordinary Shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part.

Since the underwriters exercised the over-allotment in full at the closing of the IPO on May 4, 2023, no Founder Shares are subject to forfeiture.

Administrative Services Agreement

The Company entered into an administrative services agreement, commencing on May 1, 2023, through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay to the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. For the year ended December 31, 2023, the Company incurred $79,032 in fees for these services and remain unpaid which was included as accrued liabilities as of December 31, 2023.

Promissory Note — Sponsor

On August 11, 2021, the Company issued an unsecured promissory note to the Sponsor which was later amended on January 12, 2022 and January 4, 2023. Pursuant to the promissory note and its amendments (the “Promissory Note”), the Company may borrow up to an aggregate principal amount of $500,000, which is non-interest bearing and payable on the earlier of (i) December 31, 2023 or (ii) the consummation of the IPO. On April 6, 2023, the Company transferred all of the cash balance of $181,573 in the escrow account to the Sponsor, which was deemed to be a partial repayment of the principal owed under the Promissory Note. On May 4, 2023, the remaining balance was fully repaid upon the consummation of the IPO. As of December 31, 2023 and 2022, the Company had borrowed an aggregate amount of nil and $300,000, respectively, evidenced by the Promissory Note.

On July 28, 2023, the Company issued an unsecured promissory note to the Sponsor. Pursuant to the promissory note (the “Second Promissory Note”), the Company may borrow up to an aggregate principal amount of $500,000, which is non-interest bearing and payable upon the consummation of the Company’s initial Business Combination. The Second Promissory Notes have no conversion feature, and no collateral. The Sponsor waives any and all right, title, interest or claim of any kind in or to any distribution of or from the Trust Account, and agrees not to seek resources, reimbursement, payment or satisfaction for any claim against the Trust Account for any reason whatsoever. As of December 31, 2023, the Company had borrowed an aggregate amount of nil regarding to the Second Promissory Note.

Due from and due to Sponsor

The balance of $2,300 due from Sponsor as of December 31, 2022 was fully repaid. As of December 31, 2023, there was no balance due from Sponsor.

For the year ended December 31, 2023, the Sponsor paid operating expenses on behalf of the Company in the amount of $328,821. The payments made by the Sponsor were not considered as drawdown of the Second Promissory Note. As of December 31, 2023 and 2022, the balance due to Sponsor was $328,821 and nil , respectively.